Transactions With Related Parties (Details) - Schedule of payments to Board members and key management personnel - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of payments to Board members and key management personnel [Abstract]
Personnel compensation		$ 16,067	$ 16,220	$ 16,264
Board members’ salaries and expenses		1,539	1,452	1,358
Bonuses or gratifications		18,458	12,583	16,104
Stock-based benefits	[1]	(315)	(1,589)	(315)
Seniority compensation		512	1,079	2,378
Pension plans		(873)	1,026	567
Training expenses		113	87	37
Health funds		271	276	273
Other personnel expenses		807	827	711
Total		$ 36,579	$ 31,961	$ 37,377

[1]	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.